INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
INTANGIBLE ASSETS, NET
Transaction cost		$ 1,900,000
Amortization expense	$ 190,000	$ 190,000